Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Accrued professional services	$ 1,032	$ 120
Accrued compensation and related benefits	615
Refundable grant	175	175
Accrued liability for warrants exercised but not settled	4,282
Other accrued liabilities	160	205
Total	$ 6,264	$ 500